Earnings (Loss) per Share - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed earnings (losses) to Class A and Class B common stock	$ 0	$ 221,232	$ 148,468	$ 0